UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907
                                   ---------

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    --------------
Date of fiscal year end: February 28,2010
                         ----------------

Date of reporting period: August 31, 2009
                          ---------------

Item 1. Reports to Stockholders.

                             [LOGO] EMPIRE BUILDER

                             ---------------------

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund's (the "Fund") Semi-Annual Report for the six-month period ended August 31, 2009 (the "Period").

      From January 1 through August 31, 2009, the Builder class was up 4.73%, and the Premier class was up 4.88%. For the six-month period ended August 31, 2009, the Builder class was up 2.30% and the Premier class was up 2.40%. The Federal Reserve Board has left the federal fund rate, the key target rate on loans between member banks, at recent lows (between 0% and 0.25%) since their December 2008 meeting. This low rate has helped the economy improve. The stock market has also started to recover, but unemployment remains a great concern and will be for years to come.

      We expect taxes to increase on federal and state levels, based on the size of the federal stimulus package and the federal deficit. If this happens, it should make your investment in the Fund more attractive on a taxable-equivalent basis. We also believe that inflation will increase, which will cause interest rates to rise. We expect this will allow us to pick up additional yield when we reinvest our bonds with shorter-term maturities.

      We will continue to focus on maintaining the high credit quality of the bonds in the Fund. When the right opportunities present themselves, we will continue to extend the duration of the portfolio cautiously to enhance returns while seeking to keep principal intact.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

----------
* Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

      This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

      The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

      Past performance is no guarantee of future results. The performance data quoted in this report represents past performance and current returns may be lower or higher. Total return figures include changes in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions (if any) or on the redemption of Fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

      For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the Fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the Fund's prospectus which you should read carefully before investing.

      Not FDIC insured. May lose value. No bank guarantee.

Expense Examples (Unaudited):

As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees as well as other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 through August 31, 2009.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                             Beginning        Ending        Expenses Paid        Expense Ratio
                                                           Account Value   Account Value    During Period*       During Period
                                                              3/1/09         8/31/09       3/1/09 - 8/31/09    3/1/09 - 8/31/09
                                                           -------------   -------------   ----------------    ----------------
The Empire Builder Tax Free Bond Fund   Builder Class        $1,000.00       $1,023.00          $6.83                1.34%
                                        Premier Class         1,000.00        1,024.00           5.87                1.15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Beginning        Ending        Expenses Paid        Expense Ratio
                                                           Account Value   Account Value    During Period*       During Period
                                                              3/1/09         8/31/09       3/1/09 - 8/31/09    3/1/09 - 8/31/09
                                                           -------------   -------------   ----------------    ----------------
The Empire Builder Tax Free Bond Fund   Builder Class        $1,000.00       $1,018.45          $6.82                1.34%
                                        Premier Class         1,000.00        1,019.41           5.85                1.15

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- August 31, 2009
                                  (Unaudited)

                                                                                                       Principal        Fair Value
 Credit Ratings*                                                                                         Amount          (Note 2)
----------------                                                                                      ----------       -----------
                    Municipal Securities (92.2%)
                    New York City (13.4%)
                    New York City, General Obligation
                    Series F1
     Aa3/AA            3.000%, 11/15/2010, Non-Callable............................................   $1,000,000       $ 1,026,210
                    Series E-1
     Aa3/AA            6.250%, 10/15/2028, Continuously Callable 10/15/2018 @ 100..................    2,000,000         2,267,260
     Aa3/AAA        New York City, Health & Hospitals Corp.,
                    Health System Revenue, Series A,
                       5.500%, 2/15/2018, Continuously Callable 2/15/2012 @ 100,
                       (FSA) ......................................................................    1,000,000         1,041,530
                    New York City, Housing Development Corp.,
                       Multifamily Housing Revenue,
                    Series M
     Aa2/AA            4.400%, 5/1/2014, Non-Callable..............................................      165,000           169,846
     Aa2/AA            4.450%, 11/1/2014, Non-Callable.............................................      330,000           340,577
     Aa2/AA            4.600%, 5/1/2015, Non-Callable..............................................      340,000           352,634
     Aa2/AA            4.650%, 11/1/2015, Non-Callable.............................................      350,000           363,944
     Aa2/AA            6.750%, 11/1/2033, Continuously Callable 11/1/2018 @ 100....................    1,000,000         1,091,170
     Aa1/AAA        New York City, Transitional Finance Authority, Series B,
                       4.750%, 11/15/2015, Callable 9/28/2009 @ 100.5..............................    5,000,000         5,040,600
                                                                                                                       -----------
                    Total New York City............................................................                     11,693,771
                                                                                                                       -----------

                    New York State Agencies (51.8%)
                    New York State Dormitory Authority (46.1%)
     WR/AA-         Mental Health Services Facilities Improvement, Series A,
                       5.000%, 2/15/2019, Continuously Callable 2/15/2015 @ 100,
                       (AMBAC) 2,500,000 2,602,650 A1/AA- Municipal Health Facilities,
                       5.000%, 1/15/2018, Non-Callable.............................................    2,000,000         2,181,020
     Baa1/A         New York Medical College,
                       5.250%, 7/1/2013, Continuously Callable 7/1/2010 @ 100,
                       (NATL-RE) ..................................................................    1,015,000         1,020,451
     Aa3/AA-        New York University, Series 2,
                       5.500%, 7/1/2018, Continuously Callable 7/1/2011 @ 100,
                       (AMBAC) ....................................................................      500,000           521,140
      NR/Ae         Non State Supported Debt, NYSARC, Inc., Series A,
                       3.000%, 7/1/2010, Non-Callable..............................................    1,000,000         1,009,310
                    Rochester Institute of Technology, Series A
      A1/NR            5.250%, 7/1/2016, Continuously Callable 7/1/2012 @ 100,
                       (AMBAC) ....................................................................    2,045,000         2,173,344
      A1/NR            5.250%, 7/1/2017, Continuously Callable 7/1/2012 @ 100,
                       (AMBAC) ....................................................................    2,155,000         2,279,430
                    School Districts Financing Program
                    Series B
      A2/A+            2.000%, 10/1/2010, Non-Callable, (GO OF DIST)...............................    2,000,000         2,021,380

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

                                                                                                       Principal        Fair Value
 Credit Ratings*    Municipal Securities--continued                                                      Amount          (Note 2)
----------------    -------------------------------                                                   ----------       -----------
                    New York State Agencies -- continued
                    Series D
      A2/A+            5.250%, 10/1/2023, Continuously Callable 10/1/2012 @ 100,
                       (NATL-RE State Aid Withholding).............................................   $5,295,000       $ 5,511,195
     Baa1/A         Special Acts School Districts Program,
                       6.000%, 7/1/2019, Continuously Callable 7/1/2010 @ 100,
                       (NATL-RE) ..................................................................    3,540,000         3,540,566
                    St. Lawrence - Lewis BOCES
     Aa3/AAA           4.000%, 8/15/2018, Continuously Callable 8/15/2017 @ 100,
                       (FSA) ......................................................................      100,000           105,791
     Aa3/AAA           4.125%, 8/15/2020, Continuously Callable 8/15/2017 @ 100,
                       (FSA) ......................................................................      110,000           114,423
     Aa3/AAA           4.250%, 8/15/2021, Continuously Callable 8/15/2017 @ 100,
                       (FSA) ......................................................................      100,000           104,036
     Aa1/NR         State Mortgage Agency, Homeowner Mortgage Revenue,
                       Series 158, 6.600%, 10/1/2038, Continuously Callable
                       10/1/2018 @ 100 ............................................................      500,000           540,345
     NR/AA-         State Supported Debt, City University Construction
                       5th Generation Resolution, Series E, 6.125%, 1/1/2031,
                       Continuously Callable 1/1/2019 @ 100........................................    1,500,000         1,646,730
     NR/AA-         State Supported Debt, Department of Education, Series A,
                       5.000%, 7/1/2018, Continuously Callable 7/1/2016 @ 100......................    1,000,000         1,070,900
     NR/AA-         State Supported Debt, Mental Health Services
                       Facilities Improvement, Series F, 6.250%, 2/15/2031,
                       Continuously Callable 8/15/2018 @ 100.......................................    1,500,000         1,655,550
     Aa3/AAA        The New York & Presbyterian Hospital, Series A,
                       5.250%, 8/15/2010, Non-Callable, (FSA FHA INS)..............................    4,000,000         4,153,720
     Aa3/A+         University of Rochester, Series A1,
                       5.000%, 7/1/2019, Continuously Callable 1/1/2017 @ 100......................    2,305,000         2,484,928
                    Upstate Community Colleges
                    Series B
     A1/AA-            5.250%, 7/1/2015, Continuously Callable 7/1/2014 @ 100,
                       (NATL-RE FGIC TCRS) ........................................................    3,140,000         3,447,783
                    Series A
     Aa3/AAA           6.000%, 7/1/2019, Continuously Callable 7/1/2012 @ 101,
                       (FSA) ......................................................................    1,000,000         1,056,630
     Aa3/AAA           6.000%, 7/1/2020, Continuously Callable 7/1/2012 @ 101,
                       (FSA) ......................................................................      845,000           892,852
                                                                                                                       -----------
                    Total New York State Dormitory Authority.......................................                     40,134,174
                                                                                                                       -----------
                    Other New York State Agencies (5.7%)
     Aaa/AAA        New York State Environmental Facilities Corp., State Water
                       Pollution Control Revenue, Revolving Fund, Pooled Loan,
                       5.900%, 1/15/2018, Continuously Callable 1/15/2010 @ 100,
                    (POL CTL-SRF) .................................................................      725,000           727,538
     Aa2/NR         New York State Housing Finance Agency Revenue, Series A,
                       2.700%, 5/1/2012, Non-Callable..............................................    1,500,000         1,502,700

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

                                                                                                       Principal        Fair Value
 Credit Ratings*    Municipal Securities--continued                                                      Amount          (Note 2)
----------------    -------------------------------                                                   ----------       -----------
                    Other New York State Agencies -- continued
     NR/AA-         New York State Thruway Authority Service Contract Revenue,
                       Local Highway & Bridge Services,
                       4.500%, 4/1/2010, Non-Callable..............................................   $  580,000       $   591,455
     NR/AA-         New York State Urban Development Corp., Empire State
                       Development, University Facilities Grants, Series D,
                       5.000%, 1/1/2015, Non-Callable..............................................    1,000,000         1,097,760
     A1/AA-         New York State Urban Development Corp., State Facilities Revenue,
                       5.700%, 4/1/2010, Non-Callable..............................................    1,000,000         1,028,710
                                                                                                                       -----------
                    Total Other New York State Agencies............................................                      4,948,163
                                                                                                                       -----------
                    Total New York State Agencies..................................................                     45,082,337
                                                                                                                       -----------
                    Other New York State Bonds (27.0%)
      A1/NR         Albany Housing Authority, Limited Obligation,
                       6.250%, 10/1/2012, Continuously Callable 10/1/2009 @ 100....................      825,000           827,920
                    Corning, City School District, General Obligation
     Aa3/NR            5.000%, 6/15/2012, Non-Callable, (FSA State Aid Withholding)................    1,000,000         1,093,320
     Aa3/NR            5.000%, 6/15/2013, Continuously Callable 6/15/2012 @ 100,
                       (FSA State Aid Withholding).................................................      970,000         1,055,525
     Aa3/NR            5.000%, 6/15/2014, Continuously Callable 6/15/2012 @ 100,
                       (FSA State Aid Withholding).................................................      600,000           647,292
     Aa3/AAA        Erie County, IDA School Facility, City School District Buffalo Project,
                       Series A, 5.750%, 5/1/2025, Continuously Callable
                       5/1/2017 @ 100, (FSA) ......................................................    2,000,000         2,163,040
      A2/NR         Fayetteville Manlius, Central School District, General Obligation,
                       5.000%, 6/15/2016, Callable 6/15/2012 @ 101,
                       (NATL-RE FGIC State Aid Withholding)........................................      375,000           399,878
     Aa1/AAA        Hempstead Town, General Obligation, Series A,
                       3.000%, 8/15/2010, Non-Callable.............................................    2,500,000         2,556,750
                    Ilion, Central School District, General Obligation, Series B
      A2/NR            5.500%, 6/15/2015, Callable 6/15/2012 @ 101,
                       (NATL-RE FGIC State Aid Withholding)........................................      550,000           587,829
      A2/NR            5.500%, 6/15/2016, Callable 6/15/2012 @ 101,
                       (NATL-RE FGIC State Aid Withholding)........................................      500,000           532,185
      A3/A-         Long Island Power Authority, Electric System Revenue, Series A,
                       6.000%, 5/1/2033, Continuously Callable 5/1/2019 @ 100......................      500,000           546,315
      A2/A          Metropolitan Transportation Authority Revenue, Series 2008C,
                       6.500%, 11/15/2028, Continuously Callable 11/15/2018 @ 100..................    1,500,000         1,686,540
     Aa2/AAA        Monroe County, General Obligation, Series A,
                       2.000%, 6/1/2010, Non-Callable, (Assured GTY)...............................    4,015,000         4,032,465
      A2/NR         Mount Sinai, Union Free School District, General Obligation,
                       6.200%, 2/15/2012, Non-Callable,
                       (AMBAC State Aid Withholding)...............................................    1,065,000         1,178,976
      Aa2/A         North Hempstead, General Obligation, Series B,
                       6.400%, 4/1/2010, Non-Callable, (NATL-RE FGIC)..............................      560,000           579,169

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

                                                                                                       Principal        Fair Value
 Credit Ratings*    Municipal Securities--continued                                                      Amount          (Note 2)
----------------    -------------------------------                                                   ----------       -----------
                    Other New York State Bonds -- continued
     Aa3/AAA        Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                       St. Luke's Memorial Hospital,
                       5.000%, 1/1/2013, Continuously Callable 1/1/2010 @ 100,
                       (FSA)                                                                          $1,640,000       $ 1,654,514
     Aa2/AAA        Oneida County, Public Improvement, General Obligation, Series A,
                       3.000%, 4/15/2010, Non-Callable, (Assured GTY)..............................    1,345,000         1,363,494
     Aa3/NR         Oyster Bay, General Obligation,
                       5.000%, 3/15/2011, Non-Callable, (FSA)......................................      430,000           457,808
     Aa3/AAA        Rockland County, General Obligation,
                       3.000%, 5/1/2010, Non-Callable, (FSA).......................................    1,650,000         1,674,535
     Aa3/NR         Southern Cayuga, Central School District, General Obligation,
                       5.000%, 5/15/2014, Callable 5/15/2012 @ 100,
                       (FSA State Aid Withholding).................................................      400,000           429,736
                                                                                                                       -----------
                    Total Other New York State Bonds...............................................                     23,467,291
                                                                                                                       -----------
                    Total Municipal Securities (Cost $77,921,322)..................................                     80,243,399
                    Short Term Investment (4.6%)(a)
                    Dreyfus New York Municipal Cash Management Fund, 0.320%........................    4,000,000         4,000,000
                                                                                                                       -----------
                    Total Investments (Cost $81,921,322)(b) -- 96.8%...............................                     84,243,399
                    Net Other Assets (Liabilities) -- 3.2%.........................................                      2,763,469
                                                                                                                       -----------
                    NET ASSETS -- 100.0%...........................................................                    $87,006,868
                                                                                                                       ===========

----------
(a)   Variable or Floating  Rate  Security.  Rate  disclosed is as of August 31,
      2009.

(b)   See    notes    to    financial     statements    for    tax    unrealized
      appreciation/depreciation of securities.

* Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

AMBAC Insured as to principal and interest by the American Municipal Bond Insurance Corp.

BOCES                   Board of Cooperative Educational Services.

FGIC                    Insured as to principal  and  interest by the  Financial
                        Guaranty Insurance Co.

FHA                     Insured as to  principal  and  interest  by the  Federal
                        Housing Administration.

FSA                     Insured as to principal and interest by Federal Security
                        Assurance.

GO OF DIST              Payments are  guaranteed by the Full Faith and Credit of
                        the District.

GTY                     Guaranty

IDA                     Industrial Development Agency

INS                     Insured

NATL-RE Reinsured as to principal and interest by the National Public Finance Guarantee Corporation.

POL CTL-SRF             Insured as to principal  and  interest by the  Pollution
                        Control State Revenue Fund.

TCRS                    Transferable Custodial Receipts

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                  (Unaudited)

     Descriptions of Credit Ratings given by Moody's Investor Service Inc.
       ("Moody's") and Standard and Poor's Corp. ("Standard and Poor's"):

Moody's
-------
Aaa         Issuers   or   issues   rated   Aaa    demonstrate   the   strongest
            creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A Issuers or Issues rated A represent above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

NR Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

WR          Rating has been withdrawn.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

Standard and Poor's
-------------------
AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet financial commitment on the obligation is still strong.

NR Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    Summary of Portfolio Holdings (Unaudited)

                                                                    Percent of
The Empire Builder Tax Free Bond Fund                               Net Assets
-------------------------------------                               ----------
New York State Agencies........................................        51.8%
Other New York State Bonds.....................................        27.0
New York City..................................................        13.4
Short Term Investments.........................................         4.6
Net Other Assets (Liabilities).................................         3.2
                                                                      -----
                                                                      100.0%
                                                                      =====

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Assets and Liabilities
                                August 31, 2009
                                  (Unaudited)

Assets:
   Investments in securities, at fair value (cost $81,921,322) (Note 2).....................................          $84,243,399
   Cash.....................................................................................................            1,986,429
   Interest and dividends receivable........................................................................              854,962
   Receivable for capital shares issued.....................................................................                  319
   Prepaid expenses and other assets........................................................................               19,294
                                                                                                                      -----------
     Total Assets...........................................................................................           87,104,403
Liabilities:
   Dividends payable......................................................................        $   21,340
   Payable for capital shares redeemed....................................................             6,662
   Advisory fees payable (Note 4).........................................................            29,437
   Administration fees payable (Note 4)...................................................             3,483
   Transfer agency fees payable (Note 4)..................................................            12,415
   Fund accounting fees payable (Note 4)..................................................             3,691
   Custodian fees payable.................................................................             2,038
   Compliance services fees payable (Note 4)..............................................             4,200
   Trustees' fees payable (Note 4)........................................................             2,656
   Other accrued expenses.................................................................            11,613
                                                                                                 -----------
   Total Liabilities......................................................................                                 97,535
                                                                                                                      -----------
Net Assets................................................................................                            $87,006,868
                                                                                                                      ===========

Net Assets:
   Capital..................................................................................................          $84,573,341
   Accumulated undistributed net investment income..........................................................               10,565
   Accumulated undistributed net realized gains from investments............................................              100,885
   Net unrealized appreciation of investments...............................................................            2,322,077
                                                                                                                      -----------
Net Assets..................................................................................................          $87,006,868
                                                                                                                      ===========

Builder Class:
   Net Assets.............................................................................       $40,931,891
   Shares of Beneficial Interest Outstanding
      (unlimited shares authorized).......................................................         2,338,260
                                                                                                 -----------
   Net Asset Value, Offering and Redemption Price per share...............................       $     17.51
                                                                                                 ===========
Premier Class:
   Net Assets.............................................................................       $46,074,977
   Shares of Beneficial Interest Outstanding
      (unlimited shares authorized).......................................................         2,631,811
                                                                                                 -----------
   Net Asset Value, Offering and Redemption Price per share...............................       $     17.51
                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                            Statement of Operations
                    For the Six Months Ended August 31, 2009
                                  (Unaudited)

Investment Income:
   Interest.................................................................................................           $1,690,947
   Dividend.................................................................................................               11,334
                                                                                                                       ----------
     Total Investment Income................................................................................            1,702,281

Expenses:
   Advisory fees (Note 4).................................................................          $173,745
   Administration fees (Note 4)...........................................................           102,487
   Fund accounting fees (Note 4)..........................................................            27,070
   Transfer agency fees - Builder Class (Note 4)..........................................            54,201
   Transfer agency fees - Premier Class (Note 4)..........................................            18,247
   Custody fees...........................................................................            13,708
   Trustees' fees (Note 4)................................................................            23,796
   Audit fees.............................................................................            21,408
   Compliance services fee (Note 4).......................................................            30,597
   Legal fees.............................................................................            41,991
   Other fees.............................................................................            31,892
                                                                                                    --------
     Total Expenses ......................................................................           539,142
     Less: Custody Credits ...............................................................              (742)
                                                                                                    --------
   Total Net Expenses.......................................................................................              538,400
                                                                                                                       ----------
Net Investment Income.......................................................................................            1,163,881
                                                                                                                       ----------

Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized gains from investment transactions........................................           151,017
   Change in unrealized appreciation/depreciation from
     investment transactions..............................................................           653,034
                                                                                                    --------
     Net realized/unrealized gains from investments.........................................................              804,051
                                                                                                                       ----------
Change in net assets resulting from operations..............................................................           $1,967,932
                                                                                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets

                                                                                           Six Months Ended           Year Ended
                                                                                           August 31, 2009         February 28, 2009
                                                                                           ----------------        -----------------
                                                                                             (Unaudited)
From Investment Activities:
Operations:
   Net investment income ...........................................................         $  1,163,881            $  2,439,749
   Net realized gains (losses) from investment transactions ........................              151,017                 (36,367)
   Change in unrealized appreciation/depreciation from
      investment transactions ......................................................              653,034               1,923,448
                                                                                             ------------            ------------
   Change in net assets resulting from operations ..................................            1,967,932               4,326,830
                                                                                             ------------            ------------
Distributions to Shareholders from:
Net investment income:
   Builder Class ...................................................................             (525,004)             (1,112,554)
   Premier Class ...................................................................             (638,880)             (1,329,543)
                                                                                             ------------            ------------
      Total distributions ..........................................................           (1,163,884)             (2,442,097)
                                                                                             ------------            ------------
Change in net assets from capital share transactions ...............................              (78,778)             (2,186,689)
                                                                                             ------------            ------------
   Change in net assets ............................................................              725,270                (301,956)
Net Assets:
   Beginning of period .............................................................           86,281,598              86,583,554
                                                                                             ------------            ------------
   End of period ...................................................................         $ 87,006,868            $ 86,281,598
                                                                                             ============            ============
   Accumulated undistributed net investment income .................................         $     10,565            $     10,568
                                                                                             ============            ============
Capital Transactions:
Builder Class
   Proceeds from shares issued .....................................................         $    683,327            $  1,091,886
   Dividends reinvested ............................................................              482,088               1,025,405
   Value of shares redeemed ........................................................             (861,932)             (4,101,366)
                                                                                             ------------            ------------
      Total Builder Class ..........................................................              303,483              (1,984,075)
                                                                                             ------------            ------------
Premier Class
   Proceeds from shares issued .....................................................              129,615                 718,885
   Dividends reinvested ............................................................              531,422               1,118,450
   Value of shares redeemed ........................................................           (1,043,298)             (2,039,949)
                                                                                             ------------            ------------
      Total Premier Class ..........................................................             (382,261)               (202,614)
                                                                                             ------------            ------------
   Change in net assets from capital share transactions ............................         $    (78,778)           $ (2,186,689)
                                                                                             ============            ============
Share Transactions:
Builder Class
   Issued ..........................................................................               39,328                  63,477
   Reinvested ......................................................................               27,710                  59,769
   Redeemed ........................................................................              (49,569)               (238,963)
                                                                                             ------------            ------------
      Total Builder Class Shares ...................................................               17,469                (115,717)
                                                                                             ------------            ------------
Premier Class
   Issued ..........................................................................                7,456                  41,835
   Reinvested ......................................................................               30,549                  65,174
   Redeemed ........................................................................              (60,128)               (119,655)
                                                                                             ------------            ------------
   Total Premier Class Shares ......................................................              (22,123)                (12,646)
                                                                                             ------------            ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                           Six Months Ended
                                           August 31, 2009                  Year Ended                    Year Ended
                                             (Unaudited)                 February 28, 2009             February 29, 2008
                                        ----------------------        ----------------------        ----------------------
                                        Builder        Premier        Builder        Premier        Builder        Premier
                                         Class          Class          Class          Class          Class          Class
                                        -------        -------        -------        -------        -------        -------
Net Asset Value,
   Beginning of Period ...........      $ 17.34        $ 17.34        $ 16.97        $ 16.97        $ 17.64        $ 17.65
                                        -------        -------        -------        -------        -------        -------
Investment Activities:
   Net investment income .........         0.23           0.24           0.47           0.50           0.54           0.57
   Net realized/unrealized
      gains/(losses) on
      investments ................         0.17           0.17           0.37           0.37          (0.57)         (0.58)
                                        -------        -------        -------        -------        -------        -------
   Total from Investment
     Operations ..................         0.40           0.41           0.84           0.87          (0.03)         (0.01)
                                        -------        -------        -------        -------        -------        -------
Distributions:
   Net investment income .........        (0.23)         (0.24)         (0.47)         (0.50)         (0.55)         (0.58)
   Net realized capital
      gains ......................           --             --             --             --          (0.09)         (0.09)
                                        -------        -------        -------        -------        -------        -------
   Total distributions ...........        (0.23)         (0.24)         (0.47)         (0.50)         (0.64)         (0.67)
                                        -------        -------        -------        -------        -------        -------
Net Asset Value, End of
   Period ........................      $ 17.51        $ 17.51        $ 17.34        $ 17.34        $ 16.97        $ 16.97
                                        =======        =======        =======        =======        =======        =======
Total Return (a) .................         2.30%          2.40%          5.01%          5.19%         (0.20)%        (0.08)%
Ratios/Supplementary Data:
   Net Assets, End of Period
      (in thousands) .............      $40,932        $46,075        $40,250        $46,032        $41,336        $45,248
   Ratios of Net Investment
      Income to Average Net
      Assets (b) .................         2.58%          2.77%          2.74%          2.90%          3.07%          3.25%
   Ratios of Net Expenses
      to Average Net
      Assets (b)(c) ..............         1.34%          1.15%          1.31%          1.15%          1.30%          1.12%
   Ratios of Gross Expenses
      to Average Net
      Assets* (b) ................         1.34%          1.15%          1.34%          1.18%          1.33%          1.14%
   Portfolio Turnover
      Rate (a) (d) ...............        10.58%         10.58%         74.67%         74.67%         69.87%         69.87%

                                              Year Ended                    Year Ended                    Year Ended
                                           February 28, 2007             February 28, 2006             February 29, 2005
                                        ----------------------        ----------------------        ----------------------
                                        Builder        Premier        Builder        Premier        Builder        Premier
                                         Class          Class          Class          Class          Class          Class
                                        -------        -------        -------        -------        -------        -------
Net Asset Value,
   Beginning of Period ...........      $ 17.66        $ 17.66        $ 17.77        $ 17.77        $ 18.12        $ 18.13
                                        -------        -------        -------        -------        -------        -------
Investment Activities:
   Net investment income .........         0.56           0.59           0.46           0.50           0.41           0.45
   Net realized/unrealized
      gains/(losses) on
      investments ................         0.04           0.05          (0.10)         (0.10)         (0.22)         (0.23)
                                        -------        -------        -------        -------        -------        -------
   Total from Investment
     Operations ..................         0.60           0.64           0.36           0.40           0.19           0.22
                                        -------        -------        -------        -------        -------        -------
Distributions:
   Net investment income .........        (0.56)         (0.59)         (0.46)         (0.50)         (0.41)         (0.45)
   Net realized capital
      gains ......................        (0.06)         (0.06)         (0.01)         (0.01)         (0.13)         (0.13)
                                        -------        -------        -------        -------        -------        -------
   Total distributions ...........        (0.62)         (0.65)         (0.47)         (0.51)         (0.54)         (0.58)
                                        -------        -------        -------        -------        -------        -------
Net Asset Value, End of
   Period ........................      $ 17.64        $ 17.65        $ 17.66        $ 17.66        $ 17.77        $ 17.77
                                        =======        =======        =======        =======        =======        =======
Total Return (a) .................         3.44%          3.70%          2.07%          2.26%          1.11%          1.29%
Ratios/Supplementary Data:
   Net Assets, End of Period
      (in thousands) .............      $45,010        $49,853        $48,323        $53,540        $52,222        $56,313
   Ratios of Net Investment
      Income to Average Net
      Assets (b) .................         3.19%          3.39%          2.67%          2.86%          2.32%          2.55%
   Ratios of Net Expenses
      to Average Net
      Assets (b)(c) ..............         1.28%          1.08%          1.20%          1.01%          1.18%          0.95%
   Ratios of Gross Expenses
      to Average Net
      Assets* (b) ................         1.30%          1.10%          1.21%          1.02%          1.22%          0.99%
   Portfolio Turnover
      Rate (a) (d) ...............       134.56%        134.56%         52.14%         52.14%        100.38%        100.38%


----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.01%, 0.03%, 0.03%, 0.02%, 0.01%, and
      0.01%, for the six months ended August 31, 2009 and the years 2009, 2008, 2007, 2006 and 2005, respectively.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Financial Statements
                                August 31, 2009
                                  (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares: the Builder Class and the Premier Class. Both classes of shares outstanding bear the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear different transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimated amounts.

Security Valuation

      Tax-exempt securities are valued using prices provided by an independent pricing service approved by the Fund's Board of Trustees. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2009
                                  (Unaudited)

      Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 -- quoted prices in active markets for identical securities.

      o Level 2 -- other significant observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).

      o     Level 3 -- significant unobservable inputs.

      Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

      Effective June 15, 2009, the Fund adopted Financial Accounting Standards Board Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity For the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" when the volume and level of activity for the asset or liability has significantly decreased. FSP 157-4 is applied prospectively to all fair value measurements where appropriate and is effective for interim and annual periods ending June 15, 2009. The adoption of FSP 157-4 did not have a material impact on the Fund's financial statements.

      The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

                                                                    Investments in Securities
                                           ------------------------------------------------------------------------------
                                                                  LEVEL 2 -               LEVEL 3 -
                                             LEVEL 1 -        Other Significant          Significant
Investment Type                            Quoted Prices      Observable Inputs      Unobservable Inputs         Total
---------------                            -------------      -----------------      -------------------      -----------
Municipal Securities                        $       --           $80,243,399             $        --          $80,243,399
Short-Term Investments                       4,000,000                    --                      --            4,000,000
                                            ----------           -----------             ---------            -----------
                 Total                      $4,000,000           $80,243,399             $        --          $84,243,399
                                            ==========           ===========             =========            ===========

New Accounting Pronouncements

      In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund adopted SFAS 161 in the current reporting period. There was no impact to the Fund's financial statements upon adoption of SFAS 161.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2009
                                  (Unaudited)

      In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification" (the "Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund's management has evaluated SFAS 168 and has determined that it will not have a significant impact on the determination or reporting of the Fund's financial statements.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

When-Issued and Delayed-Delivery Securities

      The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser until settlement. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Until payment for the securities is made, the Fund will segregate cash or liquid instruments, in an amount at least equal to the purchase price, with the custodian or designate collateral having a value at least equal to such purchase price for such when-issued securities on the Fund's records.

Taxes

      The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and the Fund distributes and intends to continue to distribute all its tax-exempt and taxable income. By distributing during each calendar year its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal income or excise tax. Therefore, no federal income tax provision is required.

      The Fund complies with FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured,

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2009
                                  (Unaudited)

presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Fund's financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense.

      For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). Further, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassicfication of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the number of shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the six-month period ended August 31, 2009 (the "Period"). The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2009
                                  (Unaudited)

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the six-month period ended August 31, 2009, amounted to $8,406,357 and $9,672,729, respectively. During the Period, there were no purchases or sales of long-term U.S. government securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an investment advisory agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess in average daily net assets over $100,000,000.

      The Adviser has agreed to a reduction of the advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six-month period ended August 31, 2009, there was no reduction of advisory fees pursuant to this agreement.

      Citi Fund Services Ohio, Inc. ("Citi Ohio" or the "Administrator") and Citi Fund Services, Inc. ("Citi"), both subsidiaries of Citi Investor Services, Inc., serve as the Fund's administrator and transfer agent and fund accountant, respectively. Citi Ohio and Citi receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received by Citi Ohio for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a compliance services agreement between the Fund and Citi Ohio (the "CCO Agreement"), Citi Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred are reflected in the Fund's Statement of Operations as "Compliance services fee". Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Fund's Board and Audit Committee are compensated $2,100 in retainer per quarter and an additional $900 for each meeting attended. The non-interested Trustees who serve on committees of the Board of Trustees receive an additional attendance fee of $750 for each committee meeting attended held on a day other than a regular quarterly meeting. The Fund provides no pension or retirement benefits to its Trustees or former Trustees.

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in the New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region, as well as recent disruptions in the credit markets and the economy, generally.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                August 31, 2009
                                  (Unaudited)

6. Federal Income Tax Information:

      The tax character of current year distributions paid and the tax basis of the current components of the accumulated earnings (deficit) will be determined at the end of the current tax year, February 28, 2010.

      As of February 28, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                Undistributed                               Accumulated                     Total
                  Undistributed  Undistributed    Long-Term                                   Capital       Unrealized   Accumulated
                     Ordinary      Tax-Exempt      Capital     Accumulated  Distributions       and       Appreciation/   Earnings/
                      Income         Income     Gains/Losses    Earnings       Payable     Other Losses (Depreciation)**  (Deficit)
                  -------------  -------------  -------------  -----------  -------------  ------------ ---------------- -----------
The Empire Builder
   Tax Free
   Bond Fund......     $ --         $22,113         $ --         $22,113      $(11,545)      $(63,864)     $1,682,775     $1,629,479

----------
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax ammortization methods for premium and market discount.

      As of February 28, 2009, the Fund had net capital loss carryforwards of $63,864, which expire in 2017, and which may be available to offset future realized capital gains.

      At August 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                                                                            Net Unrealized
                                                                          Tax Unrealized   Tax Unrealized    Appreciation
                                                              Tax Cost     Appreciation    (Depreciation)   (Depreciation)
                                                             ----------   --------------   --------------   --------------
Empire Builder Tax-Free Bond Fund......................      81,922,864     2,715,205         (394,670)        2,320,535

7. Subsequent Events

      In May 2009, The FASB issued SFAS No. 165, "Subsequent Events" ("SFAS 165"). The Fund has adopted SFAS 165 with these financial statements. SFAS 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Fund's Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS 165 requires the Fund to disclose the date through which subsequent events have been evaluated.

      Management has evaluated subsequent events following the six-month period ending August 31, 2009 through the issuance of the Fund's Financial Statements on October 14, 2009 and has noted no such events.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Other Information

Matters Relating to the Trustees' Consideration of the Investment Advisory Contract Approval

      The Fund's Investment Advisory Agreement (the "Advisory Agreement") is subject to annual approval by (i) the vote of the Board or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund, and (ii) the vote of a majority of the Trustees who are not interested persons of the Fund ("Independent Trustees"). The Advisory Agreement is terminable with respect to the Fund by the Adviser, by the Fund, or by vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' prior written notice and will terminate automatically in the event of its assignment (as defined for purposes of the 1940 Act).

      The Trustees meet over the course of the year with investment advisory personnel from the Adviser and regularly receive detailed information regarding the investment program and performance of the Fund. The Trustees met in person in June 2009 to consider the continuation of the Fund's Advisory Agreement. In connection with this meeting, the Trustees received materials to assist them with their review. These materials included, among other things, (i) information on the Fund's investment performance and the performance of a group of similar mutual funds (some of which was prepared by a third party); (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to a group of similar funds prepared by a third party and information about any applicable fee waiver and expense reimbursement and fee "breakpoints"; and (iii) information about the profitability of the Advisory Agreement to the Adviser. In considering whether to approve the continuation of the Advisory Agreement, the Board did not identify any single factor as determinative. Matters considered by the Board included, but were not limited to, the factors described below. In their evaluation of these factors, the Independent Trustees were advised by counsel independent of the Adviser and had the opportunity to ask questions of or request information from the Adviser.

      The Board considered the fees charged by the Adviser to the Fund under the Advisory Agreement. The Adviser furnished information to the Board compiled by a third party showing a comparison of the Adviser's fee rate for the Fund compared to a group of similar mutual funds selected by the third party. The data showed that the Fund's advisory fee rate is equal to the average and slightly above the median of the comparative fund group. The Board considered that the Fund, because it was smaller than most of the funds to which it was being compared, could not take advantage of economies of scale (which can reduce fund expenses) to the same extent as those larger funds. The Board took note of earlier discussions among themselves and with the Adviser regarding the size of the Fund and the impact of size on the Fund's expense ratio. The Board also discussed the Fund's decline in net assets over the preceding several years and the resulting increase in the Fund's expense ratio. They further considered the effect of the economic environment and macro-economic trends on sales of Fund shares, and noted differences between the Fund and other no load New York municipal bond funds, including that (i) the Fund is generally managed conservatively and is generally less volatile than other, similar funds, (ii) the Fund does not invest in bonds subject to the alternative minimum tax, and (iii) the Fund does not charge a sales load or pay distribution or service fees. The Adviser also provided information about the costs to it of providing services to the Fund and information about its profitability with respect to its management of the Fund. In reviewing the fees payable under the Advisory Agreement, the Board also took into account so-called "fallout benefits" to the Adviser, such as the convenience to investors in the Adviser's New York tax exempt unit investment trusts of the availability of the Fund for automatic investment of amounts distributed from the unit investment trusts. The Board also considered the demands and complexity of the investment management of the

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Fund, and the fact that profitability could be affected by the salaries paid to persons with an ownership interest in the Adviser. After considering these and other relevant factors, the Trustees concluded that the fees and expenses of the Fund, the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund were not excessive or unreasonable and supported the renewal of the Advisory Agreement.

      The Board considered to what extent economies of scale would likely be realized as the Fund grows. The Board noted that the advisory fee is currently subject to a breakpoint, and that the advisory fee is subject to further reduction if the Fund's total expenses exceed an expense cap. As noted above, the Board also considered that the Fund's small size did not permit it to take advantage of economies of scale to the same extent as larger funds. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board reviewed performance information for the Fund for various periods. That review included a comparison of the fund's performance to the performance of a group of other no load New York municipal bond funds selected by a third party. The Board noted that although the performance of the Fund over a recent period was lower than the median and average performance of the funds in the comparative group, over longer periods the Fund's performance exceeded the median and average performance of the funds in the comparative group. The Trustees also noted the Adviser's view that its conservative investment approach had been responsible, at least in part, for the Fund's outperformance during recent periods of market turmoil. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      The Board considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Board took into account the experience of the Fund's portfolio management team and of the Adviser's senior management, and the time and attention they devote to the Fund. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

      After considering all of the information described above, the Board at the meeting unanimously voted to approve the continuation of the Advisory Agreement.

Proxy Voting Information

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             [LOGO] EMPIRE BUILDER
                               TAX FREE BOND FUND
                               Semi-Annual Report
                                 August 31, 2009
                                   (Unaudited)

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            Citi Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                          Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  Independent Registered Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

00069120

                             [LOGO] EMPIRE BUILDER
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Item 2. Code of Ethics.

      (a) Not applicable - only for annual reports.

      (b) Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

      (a) Not applicable.

      (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title) /s/ Jonathan Rosen
                             -------------------------
                             Jonathan Rosen, Treasurer

Date October 14, 2009
     ----------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Seth M. Glickenhaus
                             ------------------------------
                             Seth M. Glickenhaus, President

Date October 14, 2009
     ----------------

By (Signature and Title) /s/ Jonathan Rosen
                             -------------------------
                             Jonathan Rosen, Treasurer

Date October 14, 2009
     ----------------